INCOME TAXES (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets (liabilities) - current
Deferred tax assets (liabilities) - long-term:
Stock Compensation	10,234	0
Net operating loss carryforwards	3,038,557	428,547
Total net deferred tax assets	3,048,791	428,547
Valuation allowance	(3,048,791)	(428,547)
Net deferred tax assets